Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net	Property and equipment, net consisted of the following:
	As of June 30,
	2024	2023
Office buildings	20,400,547	20,354,809
Equipment and office furniture	1,682,622	1,203,729
Office building related facility, machinery and equipment	182,932	182,503
Transportation equipment	710,782	37,421
Leasehold improvements	1,767,487	772,210
Total	24,744,370	22,550,672
Less: accumulated depreciation	(3,575,846)	(2,438,367)
Property and equipment, net	21,168,524	20,112,305